Eaton Vance

New York Municipal Income Trust

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.6%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$475	$479,361

		$479,361

Education — 17.0%
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(1)	$295	$340,619
Monroe County Industrial Development Corp., (True North Rochester Preparatory Charter School), 5.00%, 6/1/59(1)	480	550,541
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(2)	4,000	5,074,280
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	725	743,625
New York Dormitory Authority, (Fordham University), Prerefunded to 7/1/21, 5.50%, 7/1/36	1,000	1,043,610
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(2)	4,000	4,933,920
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/27	325	336,284
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/29	400	415,452
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/39	125	132,797
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/49	25	26,097
Yonkers Economic Development Corp., (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	40	41,602

		$13,638,827

Electric Utilities — 7.5%
New York Power Authority, 4.00%, 11/15/55(2)	$1,000	$1,167,860
Utility Debt Securitization Authority, 5.00%, 12/15/36(2)	4,000	4,832,960

		$6,000,820

Escrowed/Prerefunded — 9.5%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/21, 5.00%, 5/1/32	$1,000	$1,032,030
New York, Prerefunded to 2/15/21, 5.00%, 2/15/34(2)	4,000	4,088,320
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/22, 5.00%, 7/1/42	1,000	1,084,580
Onondaga County Cultural Resources Trust, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	1,205	1,392,112

		$7,597,042

General Obligations — 3.0%
Illinois, 5.00%, 10/1/33	$1,300	$1,461,811
Washingtonville Central School District, 0.05%, 6/15/35	300	218,811
Washingtonville Central School District, 0.05%, 6/15/36	300	211,002
Washingtonville Central School District, 0.05%, 6/15/37	300	204,789
Washingtonville Central School District, 0.05%, 6/15/38	300	198,759
Washingtonville Central School District, 0.05%, 6/15/39	220	141,948

		$2,437,120

Security	Principal Amount (000’s omitted)	Value
Hospital — 11.7%
Jefferson County Civic Facility Development Corp., (Samaritan Medical Center), 4.00%, 11/1/47	$1,500	$1,444,215
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/45	2,960	3,224,831
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	825	861,993
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/43	235	267,031
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/50	70	75,686
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 3.00%, 7/1/48	290	300,298
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/45(1)	1,900	2,088,556
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,065	1,098,345

		$9,360,955

Housing — 3.3%
New York Housing Finance Agency, (FNMA), (AMT), 5.40%, 11/15/42	$2,625	$2,638,361

		$2,638,361

Industrial Development Revenue — 6.4%
Build NYC Resource Corp., (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$1,105	$1,161,686
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	980	1,367,698
Niagara Area Development Corp., (Covanta), (AMT), 4.75%, 11/1/42(1)	2,500	2,585,450

		$5,114,834

Insured-Education — 2.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$1,250	$1,603,700

		$1,603,700

Insured-General Obligations — 4.0%
Nassau County, (AGM), 5.00%, 7/1/42	$1,400	$1,713,922
Nassau County, (AGM), 5.00%, 4/1/43(2)	1,200	1,488,168
Nassau County, (AGM), 5.00%, 4/1/43	20	24,803

		$3,226,893

Insured-Other Revenue — 6.0%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	$2,645	$2,079,393
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	3,625	2,741,878

		$4,821,271

Insured-Transportation — 7.9%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,920	$2,111,808
New York Thruway Authority, (AGM), 3.00%, 1/1/46	1,780	1,875,444
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	1,000	1,061,190
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/46	1,250	1,312,637

		$6,361,079

Lease Revenue/Certificates of Participation — 13.9%
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(2)	$4,000	$4,754,520
Monroe County Industrial Development Agency, (Rochester Schools Modernization), 5.00%, 5/1/31(2)	5,000	6,350,050

		$11,104,570

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 10.6%
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(2)	$5,200	$6,431,984
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 3/15/44	2,000	2,093,520

		$8,525,504

Senior Living/Life Care — 5.2%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	$240	$272,486
Buffalo and Erie County Industrial Land Development Corp., (Orchard Park CCRC, Inc.), 5.00%, 11/15/22	165	172,156
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	180	203,035
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	170	188,047
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 5.00%, 12/1/40	175	191,259
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	905	917,552
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.00%, 7/1/34	100	100,182
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	230	233,678
Tompkins County Development Corp., (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	230	232,689
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/28	1,090	1,137,677
Westchester County Local Development Corp., (Kendal on Hudson), 5.00%, 1/1/34	480	495,197

		$4,143,958

Special Tax Revenue — 19.4%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)	$1,185	$1,194,243
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(2)	915	923,015
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	4,000	4,890,080
New York State Urban Development Corp., Personal Income Tax Revenue, 3.00%, 3/15/48	2,000	2,125,700
New York Thruway Authority, Fuel Tax Revenue, 5.00%, 4/1/30(2)	6,000	6,407,040

		$15,540,078

Transportation — 11.1%
Metropolitan Transportation Authority, Green Bonds, 4.75%, 11/15/45	$300	$326,811
Metropolitan Transportation Authority, Green Bonds, 5.00%, 11/15/50	490	541,288
New York Thruway Authority, 4.00%, 1/1/50	1,750	1,997,870
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	740	800,244
Niagara Frontier Transportation Authority, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/39	350	423,465
Port Authority of New York and New Jersey, 5.00%, 10/15/36(2)	4,000	4,831,560

		$8,921,238

Water and Sewer — 12.4%
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(2)	$4,000	$4,810,680
Suffolk County Water Authority, 5.00%, 6/1/36(2)	4,000	5,148,640

		$9,959,320

Total Tax-Exempt Investments — 151.5% (identified cost $110,962,416)		$121,474,931

Corporate Bonds & Notes — 2.7%

Security	Principal Amount (000’s omitted)	Value
Hospital — 2.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$500	$518,471
NYU Hospitals Center, 4.168%, 7/1/37	1,500	1,676,932

Total Corporate Bonds & Notes — 2.7% (identified cost $2,018,810)		$2,195,403

Miscellaneous — 0.8%

Security	Units	Value
Real Estate — 0.8%
CMS Liquidating Trust(1)(3)(4)	257	$636,054

Total Miscellaneous — 0.8% (identified cost $822,400)		$636,054

Total Investments — 155.0% (identified cost $113,803,626)		$124,306,388

Other Assets, Less Liabilities — (55.0)%		$(44,096,254)

Net Assets — 100.0%		$80,210,134

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2020, 12.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 7.7% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $7,362,906 or 9.2% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Non-income producing.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FNMA	-	Federal National Mortgage Association

The Trust did not have any open derivative instruments at August 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Investments	$—	$121,474,931	$—	$121,474,931
Corporate Bonds & Notes	—	2,195,403	—	2,195,403
Miscellaneous	—	—	636,054	636,054
Total Investments	$—	$123,670,334	$636,054	$124,306,388

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2020 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.